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                                                            [LOGO OF METLIFE(R)]

FIRST METLIFE INVESTORS INSURANCE COMPANY
200 PARK AVENUE
NEW YORK, NEW YORK 10166

June 24, 2010

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: First MetLife Investors Insurance Company and
    First MetLife Investors Variable Annuity Account One
    File Nos. 333-96773/811-08306
    (Class VA and Class B)
    Rule 497(j) Certification
    --------------------------------------------------

Members of the Commission:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the forms of Prospectus Supplements dated June 21, 2010 to the Prospectuses for the Class VA and Class B contracts dated May 1, 2010, and the form of Statement of Additional Information Supplement ("SAI Supplement") dated June 21, 2010 to the Statement of Additional Information dated May 1, 2010 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and SAI Supplement contained in Post-Effective Amendment No. 23 for the Account filed electronically with the Commission on June 15, 2010.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company